CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                  May 20, 2014



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


        Re:           First Trust Exchange-Traded Fund III
                  (Registration Nos. 333-176976 and 811-22245)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund III (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on May 15, 2014. The Registration Statement relates to First Trust Managed Municipal ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                                  Very truly yours,

                                                  CHAPMAN AND CUTLER LLP


                                                  By:  /s/ Morrison C. Warren
                                                      --------------------------
                                                      Morrison C. Warren
Enclosure